Delaware
Investments(SM)
-----------------------------------
A member of Lincoln Financial Group(R)

[FIXED INCOME ARTWORK]
FIXED INCOME

Annual Report
2002

DELAWARE
Tax-Free Money Fund



[GRAPHIC OMITTED] POWERED BY RESEARCH.(SM)

A Commitment to Our Investors


Experience

o Our seasoned investment professionals average 12 years experience, bringing a wealth of knowledge and expertise to our management team.

o We trace our origins to 1929 and opened our first mutual fund in 1938. Over the past 73 years, we have weathered a wide range of economic and market environments.

Performance

o    We strive to deliver consistently good performance in all asset classes.

o We believe that hiring the best and the brightest in the industry, conducting fundamental research, and working in a disciplined investment process are essential to quality investment management.

Service

o    We are committed to providing the highest standards of client service.

o You can count on quick and courteous service, easy access to information about your accounts, and hassle-free transaction processing.

o We make our funds available through financial advisors who can offer you individualized attention and valuable investment advice.

Diversification

o Our comprehensive family of funds gives you the opportunity to diversify your portfolio effectively.

o We offer mutual funds in virtually every asset class from domestic equity and fixed income to international securities.

Our commitments have earned us the confidence of discriminating institutional and individual investors. Delaware Management Company and its affiliates managed more than $85 billion in assets as of March 31, 2002.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)Delaware Distributors, L.P.

Table of Contents

Letter to Shareholders                                          1

At Delaware                                                     3

Performance Summary                                             4

Financial Statements:

     Statement of Net Assets                                    5

     Statement of Operations                                    7

     Statements of Changes in Net Assets                        8

     Financial Highlights                                       9

     Notes to Financial Statements                             11

     Report of Independent Auditors                            13

     Board of Trustees/Officers                                14

Letter to Shareholders                              Delaware Tax-Free Money Fund
                                                                    May 14, 2002

Recap of Events
The fiscal year ended April 30, 2002 could well end up being remembered by a single day, September 11, 2001.

Following the events of that day, both our nation and the economy have weathered turbulent waters. Analysts largely believe a recession began in March 2001. As with prior economic downturns, business production fell, while unemployment rose to 5.7% by April 2002 (Source: U.S. Dept. of Labor, Bureau of Labor Statistics).

Promising economic numbers in the first quarter of 2002 have led many observers to contend that the recession is over. Our analysis believe this recession was the mildest of 10 recessions since the close of WW II, and the only one not to have recorded consecutive quarters of negative real growth in the nation's gross domestic product.

A mitigating factor for the recession was strong consumer demand. Federal Reserve policy in 2001 sought economic stimulus through lower interest rates and by December 2001, debt service payment by consumers, as a percentage of their disposable personal income, reached a level not matched since the third quarter of 1987 (Source: U.S. Federal Reserve Board). While low interest rates helped drive the housing market through cheap mortgages, investors noticed a steep drop in yields for short-term debt securities.

Decreasing yield impacted investors' views of money market funds. As the rates on the 3-month Treasury Bill* fell during the fiscal year, cash flows into retail money market funds began to drop off as investors sought out higher-yielding investments (Source: ICI). Alternative vehicles, it should be noted, may not offer a money market fund's low-risk profile and effort to maintain a price of $1.00.

Delaware Tax-Free Money Fund posted a total return of +1.07% (Class A shares with dividends reinvested) for the fiscal year ended April 30, 2002. The Fund trailed its benchmark, the Lipper Tax-Exempt Money Market Funds Average, which posted a gain of +1.53%. As of April 30, 2002, Delaware Tax-Free Money Fund's 7-day yield was 0.77%.

Market Outlook
The economic outlook appears brighter than it has in months. We believe GDP forecasts for 2002 look promising, while earnings seem poised for a rebound into 2003. However, several long-term trends still offer reason for concern. We believe that corporate purchasing of technology, which usually increases when recessions end, will likely be muted given substantial equipment acquisitions in the later 1990s. It also appears unlikely that consumer spending will experience any significant incremental growth.



 Total Return
 For the period ended April 30, 2002                          One Year
 Delaware Tax-Free Money Fund-- Class A Shares                 +1.07%
 U.S. Consumer Price Index                                     +1.64%
 Lipper Tax-Exempt Money Market Funds Average (137 funds)      +1.53%
--------------------------------------------------------------------------------

 All performance shown above assumes reinvestment of all dividends. Performance information for all Fund classes and a description of the index and the Lipper Tax-Exempt Money Market Funds Average can be found on page 4. You cannot invest directly in an index. Past performance is not a guarantee of future results.

* Unlike money market funds, U.S. Treasuries are guaranteed as to the payment of principal and interest by the U.S. Government.

We expect Fed policy to remain on hold, due in part to recent Middle East turmoil. The growth of liquidity in 2001 will likely support improving economic activity and an upturn for the stock market over time. We believe that money market funds like Delaware Tax-Free Money Fund still serve a viable role as a temporary investment alternative to the volatile markets we have experienced over the past fiscal year.

It is important for investors to periodically reexamine the asset allocation within their investment portfolios. For those individuals seeking lower risk through stability of principal, Delaware Tax-Free Money Fund will continue to be an important short-term investment vehicle.

Thank you for your continued commitment to Delaware Investments.

Sincerely,

/s/: Charles E. Haldeman, Jr.
Charles E. Haldeman, Jr.
Chairman,
Delaware Investments Family of Funds

/s/: David K. Downes
David K. Downes
President and Chief Executive Officer,
Delaware Investments Family of Funds

Potential Benefits of Delaware Tax-Free Money Fund

Delaware Tax-Free Money Fund invests in short-term municipal money market securities issued by states, U.S. territories, and possessions, and the District of Columbia, as well as their political subdivisions and other entities. The Fund offers several potentially compelling advantages:

o Relative Safety --- Your investment is managed to preserve principal, which can be especially beneficial during volatile markets (although it is always possible to lose principal, even in a money market fund);

o Check writing privileges --- You have the ability to write checks against your account;*

o Current income --- The Fund seeks stability of your principal and a high level of current income exempt from federal income tax;

o Convenient access to other funds in the Delaware Investments Family of Funds --- Investing in other Delaware Investments mutual funds can be as easy as making a toll-free call.**

Whether you wish to preserve capital for a specific financial goal or balance the risks of stock funds and bond funds in a long-term portfolio, you may be well-served by Delaware Tax-Free Money Market Fund. Investors should be aware that money market funds are not FDIC insured or bank guaranteed. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

We encourage you to consider your Delaware Tax-Free Money Fund investment in the context of your entire portfolio. Talk to your financial advisor about how Delaware Investments' wide spectrum of equity and fixed-income mutual funds may complement your investment in Delaware Tax-Free Money Fund. Find out how we can help shape your future today.

 *   For investors of Class A shares only.

** When exchanging money from Delaware Tax-Free Money Fund to another fund, you may incur a sales charge.

For a prospectus for any Delaware Investments mutual fund, contact your financial advisor or call Delaware Investments at 800 523-1918. The prospectus contains complete information about the fund, including fees and expenses. Please read it carefully before you invest. The Fund's exchange offer is subject to termination and its terms are subject to change.

At Delaware


Powered by Research

At Delaware Investments, our long history of asset management has taught us the importance of two key principles:

o Astute security selection is essential when seeking a performance advantage.

o    Superior fundamental research is the key to astute security selection.

Using these core principles, we have built an organization that is Powered by Research. We believe our organization represents an effective model for conducting and capitalizing on independent fundamental research and analysis.

Five Specialized Centers of Expertise
While many organizations single handedly try to be all things across all investment disciplines, we at Delaware Investments have elected instead to decentralize and have structured ourselves into five distinct Centers of Expertise, each focused on a specific investment discipline:

o    U.S. growth equity

o    U.S. value equity

o    U.S. fixed income

o    International and global

o    U.S. structured equity products

Each Center of Expertise is led by a team of seasoned management professionals who embrace our belief in superior fundamental research.

The Independent Research Advantage
Each Center of Expertise is responsible for its own investment process and conducts its own independent research rather than rely on the one-size-fits-all recommendations of a single, centralized research team. We believe our decentralized approach offers us an independent research advantage:

Focused Expertise
Research is always conducted from the viewpoint of a specific asset-class discipline by the professionals best equipped to shape and evaluate it.

Direct Accountability
The people who do the research are the very same people who actually manage the investments and are accountable for the results.

Superior Security Selection
We believe this direct approach to fundamental research enables each Center of Expertise to uncover market inefficiencies and underappreciated securities that represent their discipline's most rewarding opportunities.

The Investor Advantage
Our experience has taught us that, despite ongoing change, knowledgeable investors will continue to need long-range investment plans that have well-defined objectives and diversified asset management. Delaware Investments has put in place the intellectual capital, infrastructure, and organizational commitment to deliver superior asset management to the discriminating investor.

For more information about the funds managed by each Center of Expertise and how they might fit into your long-term investment strategy, we encourage you to contact your financial advisor or call us at 800 523-1918.

Delaware eDelivery

Want to reduce paper clutter?

You can receive these fund reports electronically instead of by U.S. mail. To sign up for Delaware eDelivery and get your fund documents online, go to www.delawareinvestments.com/edelivery.

If you have questions or need assistance, contact our Shareholder Service Center via e-mail at service@delinvest.com or call 800 523-1918. Representatives are available Monday through Friday from 8:00 a.m. to 8:00 p.m., Eastern Time.


(GRAPHIC OMITTED) DELAWARE e:delivery ONLINE, ALL THE TIME

Delaware Tax-Free Money Fund
--------------------------------------------------------------------------------
Fund Basics
As of April 30, 2002
--------------------------------------------------------------------------------
Fund Objective:
The Fund seeks a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.
--------------------------------------------------------------------------------
Total Fund Net Assets:
$26.07 million
--------------------------------------------------------------------------------
Number of Holdings:
31
--------------------------------------------------------------------------------
Fund Start Date:
September 17, 1981
--------------------------------------------------------------------------------
Your Fund Manager:
Michael P. Buckley was formerly a Vice President and Municipal Credit Analyst for T. Rowe Price Associates, Inc. He also has served as an Assistant Director for the Government Finance Research Center of the Government Finance Officers Association, where he managed the Center's financial advisory business. Mr. Buckley is a member of the National Federation of Municipal Analysts and past Treasurer of the Municipal Bond Club of Baltimore.
--------------------------------------------------------------------------------
Nasdaq Symbol:
Class A: DTFXX
--------------------------------------------------------------------------------
CUSIP Number:
Consultant Class: 245911201


Fund Performance
Average Annual Total Returns

                                                                                                                  SEC
                                                                                                                 7-day
Through April 30, 2002                                        Lifetime    10 Years    Five Years   One Year      Yield
-----------------------------------------------------------------------------------------------------------------------
Class A (Est. 9/17/81)                                         +3.71%      +2.39%       +2.38%      +1.07%        0.77%
Consultant Class (Est. 3/15/88)+                               +3.68%      +2.39%       +2.38%      +1.07%        0.77%
-----------------------------------------------------------------------------------------------------------------------
U.S. Consumer Price Index                                      +3.24%*     +2.57%       +2.34%      +1.64%
Lipper Tax-Exempt Money Market
     Funds Average (137 funds)                                 +3.98%*     +2.72%       +2.78%      +1.53%
-----------------------------------------------------------------------------------------------------------------------

All performance shown above assumes reinvestment of all dividends. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. The Lipper Tax-Exempt Money Market Funds Average represents the average return of money market funds with similar investment objectives tracked by Lipper (Source: Lipper Inc.). Past performance is not a guarantee of future results.

+ Total return for Consultant Class shares for the periods prior to March 15, 1988 is based on the performance of Class A shares. Consultant Class shares are subject to 12b-1 fees; however, the Board of Trustees for the Fund has suspended 12b-1 plan payments effective June 1, 1990.

*    Assumes a start date of September 30, 1981.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares. Delaware Tax-Free Money Fund dividends are generally exempt from federal income tax and, in some cases, state and local taxes. Some income may be subject to the federal minimum tax that applies to certain taxpayers.

Statement of Net Assets                             Delaware Tax-Free Money Fund
                                                    April 30, 2002


                                                        Principal      Market
                                                         Amount        Value

* Variable Rate Demand Notes -- 75.34%

Allegheny County, Pennsylvania General
     Obligation Series C 1.70% 6/1/03
     (SPA, National City Bank)                         $1,000,000   $ 1,000,000
Bell County, Texas Health Facilities
     Development Revenue (Southern
     Healthcare System) Series C
     1.80% 12/1/19 (LOC, Bank One Texas)                1,100,000     1,100,000
Chester County, Pennsylvania Health &
     Higher Education Facilities Authority
     Revenue (Simpson Meadows Project)
     1.80% 10/1/30
     (LOC, Allied Irish Banks PLC)                      1,000,000     1,000,000
Frederick County, Maryland Educational
     Facilities Revenue (Hood College)
     1.70% 6/1/18 (LOC, Wachovia Bank)                  1,200,000     1,200,000
Frederick County, Maryland Retirement
     Community Revenue (Buckingham's
     Choice Inc.) Series E 1.70% 1/1/27
     (LOC, LaSalle National Bank; Parent:
     ABN AMRO Bank)                                     1,100,000     1,100,000
Idaho Housing & Finance Association
     Single Family Mortgage Series A
     1.80% 7/1/33 (LOC, Bayerische
     LandesBank Girozentrale)                           1,000,000     1,000,000
Illinois Health Facilities Authority
     Revenue (Swedish Covenant Hospital)
     Series A 1.65% 8/15/29 (AMBAC)
     (SPA, Harris Trust & Savings Bank;
     Parent: Bank of Montreal)                            500,000       500,000
Lancaster, Pennsylvania Industrial
     Development Authority Revenue
     (Garden Spot Village) Project B
     1.70% 5/1/31 (LOC, Suntrust Bank)                  1,000,000     1,000,000
Lincoln Parish, Lousiana Exempt
     Facilities Revenue
     (Willamette Industrial Inc. Project)
     1.80% 9/1/25 (LOC, Deutsche Bank)                  1,000,000     1,000,000
Maryland State Health & Higher
     Educational Facilities Authority
     Revenue (North Arundel Hospital)
     Series A 1.70% 7/1/32
     (LOC, Mellon Bank)                                   950,000       950,000
Mesa, Arizona Industrial Development
     Authority Revenue (Discovery Health)
     Series B 1.63% 1/1/29 (MBIA)
     (SPA, JP Morgan Chase & Company)                   1,100,000     1,100,000
Montgomery County, Pennsylvania Higher
     Education & Health Authority Revenue
     (Philadelphia Geriatric Center)
     Series B 1.80% 12/1/33
     (LOC, Allied Irish Banks PLC)                      1,200,000     1,200,000
Montgomery County, Pennsylvania
     Industrial Development Authority
     Revenue (Quaker Chemical
     Corporation Project) 1.60% 12/1/14
     (LOC, ABN AMRO Bank)                               1,040,000     1,040,000

                                                        Principal      Market
                                                         Amount        Value
* Variable Rate Demand Notes (continued)

Morgantown, Kentucky Health Care
     Facilities Revenue (Southern
     Healthcare System Project)
     Series A 1.80% 12/1/19
     (LOC, Bank One Texas)                             $1,150,000   $ 1,150,000
Northampton County, Pennsylvania
     Higher Education Authority Revenue
     (Lafayette College Project)
     Series B 1.70% 11/1/28
     (LOC, LandesBank Hessen Thrgn)                       300,000       300,000
Palm Beach County, Florida Revenue
     (Henry Morrison Flager Project)
     1.65% 11/1/34 (LOC, Northern Trust)                1,000,000     1,000,000
Palm Beach County, Florida Revenue
     (Jewish Community Campus Project)
     1.65% 3/1/30 (LOC, Northern Trust)                   800,000       800,000
Pennsylvania State Higher Educational
     Facilities Authority Revenue
     (Association of Independent Colleges
     and Universities -- Harcum College)
     Series A5 1.70% 4/1/17
     (LOC, Allied Irish Bank PLC)                         450,000       450,000
Philadelphia, Pennsylvania Hospitals
     & Higher Education Facilities
     Authority Revenue --- Philadelphia
     School -- Series A-3 1.80% 3/1/19
     (LOC, First Union National Bank)                     500,000       500,000
Philadelphia, Pennsylvania Hospitals &
     Higher Education Facilities Authority
     Revenue -- Temple East Inc. --
     Series B 1.80% 6/1/14
     (LOC, First Union National Bank)                   1,000,000     1,000,000
Pittsburgh, Pennsylvania Urban
     Redevelopment Authority (Wood
     Street Commons Project)
     2.38% 12/1/16 (AMT)
     (LOC, Pittsburgh National Bank)                    1,255,000     1,255,000
                                                                    -----------
Total Variable Rate Demand Notes                                     19,645,000
                                                                    -----------

Municipal Bonds -- 14.53%

Cazenovia, New York Central School
     District 2.50% 6/15/02 (FSA)                         440,000       440,528
Fairfax County, Virginia Public
     Improvement General Obligation
     Series A 5.00% 6/1/02
     (State Aid Withholding)                              650,000       651,530
Fort Smith, Arkansas Sales & Use Tax
     Series B 2.25% 12/1/02                               510,000       510,734
Indianapolis, Indiana Airport Authority
     Revenue Series A 5.00% 7/1/02 (FGIC)                 500,000       502,846
Jacksonville, FLorida Electric Authority
     Revenue (St John River) Issue 2
     Series 10 4.80% 10/1/02                              500,000       506,650

Statement of Net Assets (continued)                Delaware Tax-Free Money Fund


                                                        Principal      Market
                                                         Amount        Value

Municipal Bonds (continued)

 +Massachusetts State Water Resource
      Authority Series A 6.75% 7/15/12-02              $  500,000    $  514,265
 +Michigan State Building Authority
      Revenue Series I 5.625% 10/1/10-02                  500,000       516,540
  State Public School Building Authority
      Pennsylvania School Revenue
      (Cornell School District Project)
      3.00% 7/15/02 (FGIC)
      (State Aid Withholding)                             145,000       145,383
                                                                    -----------
Total Municipal Bonds                                                 3,788,476
                                                                    -----------

**Put Bonds -- 4.72%

  Oklahoma State Water Resources
      Board Loan Program Revenue
      1.40% 9/1/02 (SPA, Bayerische
      LandesBank Girozentrale)                          1,230,000     1,230,000
                                                                    -----------
Total Put Bonds                                                       1,230,000
                                                                    -----------

Commercial Paper -- 4.60%

  Delaware County, Pennsylvania
      Industrial Development Authority
      Pollution Control Revenue
      (Philadelphia Electric Company)
      Series A 1.60% 6/4/02 (FGIC)
      (LOC, JP Morgan Chase & Company)                  1,200,000     1,200,000
                                                                    -----------
Total Commercial Paper                                                1,200,000
                                                                    -----------

Total Market Value of Securities -- 99.19%
     (cost $25,863,476)++                                            25,863,476
Receivables and Other Assets Net
     of Liabilities -- 0.81%                                            210,211
                                                                    -----------

Net Assets Applicable to 26,073,687
     Shares Outstanding -- 100.00%                                  $26,073,687
                                                                    ===========

Net Asset Value -- Tax Free Money Fund
     Class A ($24,105,663 / 24,105,663 Shares)                            $1.00
                                                                          -----
Net Asset Value -- Tax Free Money Fund
     Consultant Class
     ($1,968,024 / 1,968,024 Shares)                                      $1.00
                                                                          -----

 *   The rates shown are the rates in effect as of 4/30/02.

** Put Bonds - Securities are variable rate and the maturity date shown is the same as the put date.

 + For Pre-Refunded Bonds the stated maturity is followed by the year in which each bond is pre-refunded.

++   Also the cost for federal income tax purposes.


Summary of Abbreviations:

AMBAC -- Insured by the American Indemnity Corporation

AMT -- Subject to Alternative Minimum Tax

FGIC -- Insured by the Financial Guaranty Insurance Company

FSA -- Insured by Financial Security Assurance

LOC -- Letter of Credit

MBIA -- Insured by the Municipal Bond Insurance Association

SPA -- Stand-by Purchase Agreement

See accompanying notes

Statement of Operations                             Delaware Tax-Free Money Fund
                                                    Year Ended April 30, 2002

Investment Income:
     Interest                                                          $585,796
                                                                       --------

Expenses:
Management fees                                          $119,113
Registration fees                                          42,428
Professional fees                                          40,913
Reports and statements to shareholders                     39,382
Dividend disbursing and transfer agent fees
     and expenses                                          35,692
Accounting and administration                              11,489
Trustees' fees                                              5,539
Custodian fees                                              1,084
Other                                                       9,240
                                                         --------
                                                                        304,880
Less expenses paid indirectly                                            (1,514)
                                                                       --------
Total expenses                                                          303,366
                                                                       --------
Net Investment Income                                                   282,430
                                                                       --------
Net Increase in Net Assets Resulting from Operations                   $282,430
                                                                       ========

See accompanying notes

Statements of Changes in Net Assets                 Delaware Tax-Free Money Fund


                                                                                                  Year Ended
                                                                                      4/30/02                    4/30/01
Increase in Net Assets from Operations:
     Net investment income                                                          $   282,430                $   794,243
                                                                                    -----------                -----------

Dividends to Shareholders from:
     Net investment income:
          Class A                                                                      (267,208)                  (762,715)
          Consultant Class                                                              (15,222)                   (31,528)
                                                                                    -----------                -----------
                                                                                       (282,430)                  (794,243)
                                                                                    -----------                -----------
Capital Share Transactions:
     Proceeds from shares sold:
          Class A                                                                    16,948,042                 21,388,128
          Consultant Class                                                            2,442,183                  1,508,655

     Net asset value of shares issued upon reinvestment of dividends:
          Class A                                                                       259,391                    726,607
          Consultant Class                                                               15,386                     31,578
                                                                                    -----------                -----------
                                                                                     19,665,002                 23,654,968
                                                                                    -----------                -----------
     Cost of shares repurchased:
          Class A                                                                   (18,211,567)               (23,746,846)
          Consultant Class                                                           (1,523,439)                (1,692,462)
                                                                                    -----------                -----------
                                                                                    (19,735,006)               (25,439,308)
                                                                                    -----------                -----------
Decrease in net assets derived from capital share transactions                          (70,004)                (1,784,340)
                                                                                    -----------                -----------
Net Decrease In Net Assets                                                              (70,004)                (1,784,340)

Net Assets:
     Beginning of period                                                             26,143,691                 27,928,031
                                                                                    -----------                -----------
     End of period                                                                  $26,073,687                $26,143,691
                                                                                    ===========                ===========

See accompanying notes

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        Delaware Tax-Free Money Fund Class A
                                                                                     Year Ended
                                                               4/30/02     4/30/01     4/30/00      4/30/99     4/30/98

Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:
Net investment income                                           0.011       0.030        0.026       0.024        0.028
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.011       0.030        0.026       0.024        0.028
                                                               ------      ------       ------      ------       ------

Less dividends from:
Net investment income                                          (0.011)     (0.030)      (0.026)     (0.024)      (0.028)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.011)     (0.030)      (0.026)     (0.024)      (0.028)
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

Total return(1)                                                 1.07%       3.06%        2.61%       2.40%        2.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $24,106     $25,110      $26,742     $28,136      $30,264
Ratio of expenses to average net assets                         1.15%       1.05%        0.99%       1.02%        0.91%
Ratio of net investment income to average net assets            1.07%       3.02%        2.59%       2.37%        2.75%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

See accompanying notes

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   Delaware Tax-Free Money Fund Consultant Class
                                                                                     Year Ended
                                                              4/30/02     4/30/01      4/30/00     4/30/99      4/30/98
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000

Income from investment operations:
Net investment income                                           0.011       0.030        0.026       0.024        0.028
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.011       0.030        0.026       0.024        0.028
                                                               ------      ------       ------      ------       ------

Less dividends from:
Net investment income                                          (0.011)     (0.030)      (0.026)     (0.024)      (0.028)
                                                               ------      ------       ------      ------       ------
Total dividends                                                (0.011)     (0.030)      (0.026)     (0.024)      (0.028)
                                                               ------      ------       ------      ------       ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000
                                                               ======      ======       ======      ======       ======

Total return(1)                                                 1.07%       3.06%        2.61%       2.40%        2.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $1,968      $1,034       $1,186      $1,373       $4,573
Ratio of expenses to average net assets                         1.15%       1.05%        0.99%       1.02%        0.91%
Ratio of net investment income to average net assets            1.07%       3.02%        2.59%       2.37%        2.75%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value.

See accompanying notes

Notes to Financial Statements                       Delaware Tax-Free Money Fund
                                                    April 30, 2002

Delaware Group Tax-Free Money Fund (the "Trust") is organized as a Delaware business trust and currently offers one series, the Delaware Tax-Free Money Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers two classes of shares, the Delaware Tax-Free Money Fund Class A and the Delaware Tax-Free Money Fund Consultant Class. Neither class has a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity. Though there is no guarantee that this goal will be met, the Fund strives to maintain a stable net asset value of $1.00 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the
Fund:

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $635 for the year ended April 30, 2002. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended April 30, 2002 were approximately $879. The expenses paid under the above arrangements are included in their respective expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund, an annual fee which is calculated daily at the following rates; 0.45% on the first $500 million of average daily net assets, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement, the Fund pays Delaware Distributors, L.P.
(DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Consultant Class. Effective June 1, 1990, 12b-1 Plan payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Consultant Class shares.

At April 30, 2002, the Fund had liabilities payable to affiliates as follows:

     Investment management fee payable to DMC                             $4,743
     Dividend disbursing, transfer agent fees,
           accounting and other expenses payable to DSC                      --
     Other expenses payable to DMC and affiliates                         29,736

3. Capital Shares
Transactions in capital shares were as follows:

                                                           Year Ended
                                                  4/30/02              4/30/01

Shares sold:
     Class A                                     16,948,042          21,388,128
     Consultant Class                             2,442,183           1,508,655

Shares issued upon reinvestment of dividends:
     Class A                                        259,391             726,607
     Consultant Class                                15,386              31,578
                                                -----------         -----------
                                                 19,665,002          23,654,968
                                                -----------         -----------
Shares repurchased:
     Class A                                    (18,211,567)        (23,746,846)
     Consultant Class                            (1,523,439)
                                                -----------         -----------
                                                (19,735,006)        (25,439,308)
                                                -----------         -----------
Net Decrease                                        (70,004)         (1,784,340)
                                                ===========         ===========

Notes
  to Financial Statements (continued)               Delaware Tax-Free Money Fund


4. Market and Credit Risk
The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

5. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended April 30, 2002 and 2001 was as follows:

                                                    2002                2001
                                                    ----                ----
Tax-Exempt Income                                 $282,430            $794,243

6. Tax Information (Unaudited)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information. For the fiscal year ended April 30, 2002, the Fund designates as tax-exempt income distributions paid during the year as follows:

            (A)
        Tax-Exempt                     Total Distributions
   Income Distributions                    (Tax Basis)
   --------------------                ------------------

           100%                               100%

(A) is based on a percentage of the Fund's total distributions.

Report of Independent Auditors

To the Shareholders and Board of Trustees

Delaware Group Tax-Free Money Fund -- Delaware Tax-Free Money Fund
We have audited the accompanying statement of net assets of Delaware Tax-Free Money Fund (the "Fund") as of April 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Tax-Free Money Fund at April 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
June 3, 2002

Board of Trustees/Officers Addendum

A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Following is a list of the Trustees/Officers and certain background and related information.


                                                                           Principal           Number of             Other
     Name,                      Position(s)                              Occupation(s)     Portfolios in Fund    Directorships
    Address                      Held with         Length of Time           During          Complex Overseen         Held by
 and Birthdate                  Registrant             Served            Past 5 Years      by Trustee/Officer   Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Trustees/Officers

Charles E. Haldeman, Jr.(1)      Chairman              1 Year      President/Chief Operating       87                 None
 2005 Market Street            and Trustee                            Officer/Director --
  Philadelphia, PA                                                  United Asset Management
      19103                                                     (January 1998 -- January 2000)

October 29, 1948                                                      Partner/Director --
                                                                    Cooke and Bieler, Inc.
                                                                 (June 1974 -- January 1998)
                                                                   (Investment Management)

 David K. Downes(2)             President,           9 Years --         Mr. Downes has            105          Director/President --
 2005 Market Street          Chief Executive     Executive Officer     served in various                         Lincoln National
  Philadelphia, PA               Officer,                            executive capacities                    Convertible Securities
      19103                  Chief Financial         2 Years --       at different times                           Fund, Inc.
                           Officer and Trustee        Trustee       at Delaware Investments
January 8, 1940                                                                                               Director/President --
                                                                                                                 Lincoln National
                                                                                                                 Income Fund, Inc.

Independent Trustees

  Walter P. Babich               Trustee              13 Years         Board Chairman --          105                 None
460 North Gulph Road                                             Citadel Constructors, Inc.
 King of Prussia, PA                                                   (1989 - Present)
      19406

October 1, 1927

  John H. Durham                 Trustee             23 Years(3)       Private Investor           105              Trustee --
   P.O. Box 819                                                                                                 Abington Memorial
Gwynedd Valley, PA                                                                                                  Hospital
      19437

August 7, 1937                                                                                                 President/Director --
                                                                                                                 22 WR Corporation


(1) Executive Officer of the Fund's manager, accounting service provider and transfer agent.

(2) Executive Officer of the Fund's manager, distributor, accounting service provider and transfer agent.

(3)  Mr. Durham served as a Director Emeritus from 1995 through 1998.


                                                                           Principal           Number of             Other
     Name,                      Position(s)                              Occupation(s)     Portfolios in Fund    Directorships
    Address                      Held with         Length of Time           During          Complex Overseen         Held by
 and Birthdate                  Registrant             Served            Past 5 Years      by Trustee/Officer   Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (continued)
   John A. Fry                   Trustee               1 Year     Executive Vice President --      87              Director --
 3451 Walnut Street                                               University of Pennsylvania                    Sovereign Bancorp
721 Franklin Building                                              (April 1995 -- Present)
  Philadelphia, PA                                                                                                 Director --
      19104                                                                                                      Sovereign Bank

   May 28, 1960

 Anthony D. Knerr                Trustee              8 Years    Founder/Managing Director --     105                 None
 500 Fifth Avenue                                                 Anthony Knerr & Associates
   New York, NY                                                        (1990 -- Present)
      10110                                                        (Strategic Consulting)

   December 7, 1938

   Ann R. Leven                  Trustee              12 Years          Treasurer/Chief           105              Director --
 785 Park Avenue                                                       Fiscal Officer --                       Recoton Corporation
   New York, NY                                                     National Gallery of Art
      10021                                                             (1994 -- 1999)
                                                                                                                   Director --
                                                                                                                 Systemax, Inc.
   November 1, 1940
                                                                                                                 Director - Andy
                                                                                                                Warhol Foundation

  Thomas F. Madison             Trustee               6 Years           President/Chief           105          Director -- Valmont
200 South Fifth Street                                               Executive Officer --                       Industries, Inc.
     Suite 2100                                                        MLM Partners, Inc.
   Minneapolis, MN                                                 (January 1993 -- Present)                     Director -- ACI
      55402                                                       (Small Business Investing                     Telecentrics Inc.
                                                                        and Consulting)
   February 25, 1936                                                                                           Director -- Digital
                                                                                                                    River Inc.

                                                                                                               Director -- Rimage
                                                                                                                   Corporation

  Janet L. Yeomans              Trustee               2 Years            Vice President           105                 None
Building 220-13W-37                                                       Treasurer --
    St. Paul, MN                                                         3M Corporation
      55144                                                          (July 1995 -- Present)
                                                                      Ms. Yeomans has held
                                                                       various management
  July 31, 1948                                                  positions at 3M Corporation
                                                                          since 1983.



                                                                           Principal           Number of             Other
     Name,                      Position(s)                              Occupation(s)     Portfolios in Fund    Directorships
    Address                      Held with         Length of Time           During          Complex Overseen         Held by
 and Birthdate                  Registrant             Served            Past 5 Years      by Trustee/Officer   Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Officers

 William E. Dodge             Executive Vice           2 Years      Executive Vice President       105                None
2005 Market Street             President and                          and Chief Investment
 Philadelphia, PA             Chief Investment                             Officer --
      19103                  Officer - Equity                          Equity of Delaware
                                                                 Investment Advisers, a series
                                                                     of Delaware Management
 June 29, 1949                                                           Business Trust
                                                                    (April 1999 -- Present)

                                                                      President, Director
                                                                        of Marketing and
                                                                   Senior Portfolio Manager --
                                                                  Marvin & Palmer Associates
                                                                  (August 1996 -- April 1999)
                                                                    (Investment Management)

 Jude T. Driscoll             Executive Vice           1 Year    Executive Vice President and      105                None
2005 Market Street             President and                        Head of Fixed-Income of
 Philadelphia, PA                 Head of                        Delaware Investment Advisers,
      19103                    Fixed-Income                           a series of Delaware
                                                                    Management Business Trust
 March 10, 1963                                                     (August 2000 -- Present)

                                                                   Senior Vice President and
                                                               Director of Fixed-Income Process --
                                                                   Conseco Capital Management
                                                                   (June 1998 -- August 2000)

                                                                      Managing Director --
                                                                   NationsBanc Capital Markets
                                                                  (February 1996 -- June 1998)

 Richard J. Flannery     Executive Vice President,    5 Years     Mr. Flannery has served in       105                None
 2005 Market Street         General Counsel and                  various executive capacities
  Philadelphia, PA      Chief Administrative Officer                 at different times at
      19103                                                           Delaware Investments.

  September 30, 1957

 Richelle S. Maestro      Senior Vice President,      9 Years      Ms. Maestro has served in       105                None
 2005 Market Street       Deputy General Counsel                 various executive capacities
  Philadelphia, PA             and Secretary                         at different times at
      19103                                                           Delaware Investments.

  November 26, 1957

  Michael P. Bishof       Senior Vice President       6 Years      Mr. Bishof has served in        105                None
 2005 Market Street            and Treasurer                     various executive capacities
  Philadelphia, PA                                                    at different time at
      19103                                                           Delaware Investments.

  August 18, 1962

The Fund's Statement of Additional Information includes additional information about the Trustees/Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware Investments
Family of Funds

--------------------------------------------------------------------------------
Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial advisor. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

Growth-Equity Group

Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

Value-Equity Group

Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund
Delaware REIT Fund
Delaware Small Cap Value Fund

International Group

(DIAL-Delaware International Advisers Ltd.)
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund
   (formerly Delaware International Equity Fund)

Blend Mutual Funds

Delaware Balanced Fund
Delaware Core Equity Fund
   (formerly Delaware Growth Stock Fund)
Delaware Devon Fund
Delaware Social Awareness Fund

Structured Equity Products Group

Delaware Diversified Growth Fund
Delaware Diversified Value Fund
Delaware Group Foundation Funds
   Delaware Balanced Allocation Portfolio
   Delaware Growth Allocation Portfolio
   Delaware Income Allocation Portfolio

Fixed Income Group

Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Limited-Term Government Fund
Delaware Strategic Income Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

Delaware
Investments(SM)
-----------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Money Market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Yields fluctuate with market conditions. The Fund is neither insured nor guaranteed by the U.S. government.

Board of Trustees                              Affiliated Officers                           Contact Information

Charles E. Haldeman, Jr.                       William E. Dodge                              Investment Manager
Chairman                                       Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds           Chief Investment Officer, Equity              Philadelphia, PA
Philadelphia, PA                               Delaware Investments Family of Funds
                                               Philadelphia, PA                              International Affiliate
David K. Downes                                                                              Delaware International Advisers Ltd.
President and Chief Executive Officer          Jude T. Driscoll                              London, England
Delaware Investments Family of Funds           Executive Vice President and
Philadelphia, PA                               Head of Fixed Income                          National Distributor
                                               Delaware Investments Family of Funds          Delaware Distributors, L.P.
Walter P. Babich                               Philadelphia, PA                              Philadelphia, PA
Board Chairman
Citadel Constructors, Inc.                     Richard J. Flannery                           Shareholder Servicing, Dividend
King of Prussia, PA                            President and Chief Executive Officer              Disbursing and Transfer Agent
                                               Delaware Distributors, L.P.                   Delaware Service Company, Inc.
John H. Durham                                 Philadelphia, PA                              2005 Market Street
Private Investor                                                                             Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                             For Shareholders
John A. Fry                                                                                  800 523-1918
Executive Vice President
University of Pennsylvania                                                                   For Securities Dealers and Financial
Philadelphia, PA                                                                                  Institutions Representatives Only
                                                                                             800 362-7500
Anthony D. Knerr
Consultant                                                                                   Web site
Anthony Knerr & Associates                                                                   www.delawareinvestments.com
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN


(6082)                                         Printed in the USA
AR-006 [4/02] BUR 6/02                                      J8236